Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill [Abstract]
Summary of goodwill

	2020 US$m	2019 US$m
Net book value
At 1 January	922	912
Adjustment on currency translation	24	10
At 31 December	946	922
– cost	17,341	16,926
– accumulated impairment	(16,395)	(16,004)

At 1 January
– cost	16,926	15,861
– accumulated impairment	(16,004)	(14,949)
At 31 December, goodwill has been allocated as follows:

	2020 US$m	2019 US$m
Net book value
Richards Bay Minerals	468	487
Pilbara	383	349
Dampier Salt	95	86
	946	922

Key assumptions calculation of fair value less costs of disposal
The key assumptions to which the calculation of FVLCD for Richards Bay Minerals is most sensitive and the corresponding decrease in FVLCD are set out below:

US$m
5% decrease in the titanium slag price	182
1% increase in the discount rate applied to post-tax cash flows	213
10% strengthening of the South African rand	393